Significant accounting policies - Impact on statement of comprehensive income (Details) - SEK (kr) kr in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Change in CIRR accounting
Interest income calculated using effective interest method	[1]	kr 4,960	kr 5,703	kr 4,866
Other interest income	[1]	(852)	654	500
Interest expenses	[1]	(2,162)	(4,640)	(3,924)
Net interest income		1,946	1,717	1,442
Old policy
Change in CIRR accounting
Interest income calculated using effective interest method		3,495	5,187	4,390
Other interest income		384	896	763
Interest expenses		(1,933)	(4,366)	(3,711)
Net interest income		1,946	1,717	1,442
Change
Change in CIRR accounting
Interest income calculated using effective interest method		1,465	516	476
Other interest income		(1,236)	(242)	(263)
Interest expenses		kr (229)	kr (274)	kr (213)

[1]	Since Q4 2020, SEK has changed the accounting principle regarding the CIRR-system. The comparative figures have been adjusted, see Note 1.